Financial risk management (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)		Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Assets:
Cash and cash equivalents		₨ 15,368		$ 164	₨ 14,654
Other investments		83,141			53,645
Trade and other receivables		101,219			90,420
Other assets	[1]	7,267			3,952
Total		207,150			163,228
Liabilities:
Trade and other payables		33,411		356	35,523
Short-term borrowings		59,135		$ 630	38,045
Long-term borrowings		18,206			8,721
Other liabilities and provisions		44,012			36,917
Total		161,662			120,492
Foreign Currency Risk from Non-derivative Financial Instruments [Member]
Assets:
Cash and cash equivalents		4,654			4,903
Other investments		849			314
Trade and other receivables		58,072			64,572
Other assets		861			851
Total		64,436			70,640
Liabilities:
Trade and other payables		11,115			10,720
Short-term borrowings					10,936
Long-term borrowings		8,893			2,149
Other liabilities and provisions		12,800			9,412
Total		32,808			33,217
US Dollars [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		4,566			4,098
Other investments		849			210
Trade and other receivables		52,042			59,076
Other assets		854			797
Total		58,311			64,181
Liabilities:
Trade and other payables		7,798			8,298
Short-term borrowings					10,898
Long-term borrowings		8,562			1,851
Other liabilities and provisions		11,775			8,640
Total		28,135			29,687
Euro [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		0			390
Other investments		0			104
Trade and other receivables		1,174			498
Other assets		2			17
Total		1,176			1,009
Liabilities:
Trade and other payables		1,241			1,660
Short-term borrowings					0
Long-term borrowings		147			242
Other liabilities and provisions		322			149
Total		1,710			2,051
Russian roubles [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		88			143
Other investments		0			0
Trade and other receivables		2,680			2,865
Other assets		5			3
Total		2,773			3,011
Liabilities:
Trade and other payables		564			528
Short-term borrowings					0
Long-term borrowings		3			18
Other liabilities and provisions		68			111
Total		635			657
Other Currency [Member] | Non-derivative financial instruments [Member]
Assets:
Cash and cash equivalents		0	[2]		272	[3]
Other investments		0	[2]		0	[3]
Trade and other receivables		2,176	[2]		2,133	[3]
Other assets		0	[2]		34	[3]
Total		2,176	[2]		2,439	[3]
Liabilities:
Trade and other payables		1,512	[2]		234	[3]
Short-term borrowings	[3]				38
Long-term borrowings		181	[2]		38	[3]
Other liabilities and provisions		635	[2]		512	[3]
Total		₨ 2,328	[2]		₨ 822	[3]

[1]	Other assets that are not financial assets (such as receivables from statutory authorities, government incentives receivable, prepaid expenses, advances paid and certain other receivables) of Rs.30,215 and Rs.27,162 as of March 31, 2026 and 2025, respectively, are not included.
[2]	Others primarily consists of Swiss francs, U.K. pounds sterling, Chinese yuans (Renminbi) and Romanian leu.
[3]	Others primarily consists of Romanian new leus, Chinese yuans (Renminbi), U.K. pounds sterling and Japanese yen.